Cover	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2023
Entity File Number	001-38694
Entity Registrant Name	LIVENT CORPORATION
Entity Central Index Key	0001742924
Entity Tax Identification Number	82-4699376
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1818 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	299-5900
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LTHM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false